CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 28, 2015	Feb. 28, 2014
Accounts payable	4,705,492	2,349,365
Deferred revenue	177,639,939	132,401,062
Amounts due to related parties	22,077
Accrued expenses and other current liabilities	43,988,602	27,423,992
Income tax payable	6,136,813	4,519,807
Deferred tax liabilities -current	62,100	62,100
Deferred tax liabilities-non-current	226,792	32,344
Bond payable	226,062,006
Long-term payable		813,696
Variable Interest Entity
Accounts payable	4,115,254	2,004,659
Deferred revenue	154,982,001	102,488,333
Amounts due to related parties	22,077	0
Accrued expenses and other current liabilities	30,106,008	18,920,194
Income tax payable	4,193,507	3,661,860
Deferred tax liabilities -current	0	0
Deferred tax liabilities-non-current	215,764	32,344
Bond payable	0	0
Long-term payable	0	813,696
Class A Common shares
Common shares, par value (in dollars per share)	0.001	0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	88,371,876	78,204,146
Common shares, shares outstanding (in shares)	88,371,876	78,204,146
Class B Common shares
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	71,456,000	79,531,000
Common shares, shares outstanding (in shares)	71,456,000	79,531,000